Borrowings - Evolution of Borrowings (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Borrowings [Roll Forward]
Amount at the beginning of the year	$ 862,116	$ 817,958
Proceeds from long-term borrowings	108,271	45,536	$ 232,433
Payments of long-term borrowings	(101,826)	(124,349)	(602,700)
Proceeds from short term borrowings	193,977	318,108
Payments of short-term borrowings	(127,855)	(190,630)	(64,787)
Payments of interest	(55,195)	(47,401)
Accrued interest	56,943	61,186
Acquisition of subsidiaries	12,823	0
Exchange differences, inflation and translation, net	3,618	(19,506)
Others	15,408	1,214
Amount at the end of the year	$ 968,280	$ 862,116	$ 817,958